24. Benefit plans (Details 4) $ in Thousands	Dec. 31, 2018 ARS ($)
Discount Rate 4%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 459,651
Variation	$ 42,188
Percent	10.00%
Discount Rate 6%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 381,587
Variation	$ (35,876)
Percent	(9.00%)
Salary Increase 0%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 379,992
Variation	$ (37,471)
Percent	(9.00%)
Salary Increase 2%
SummaryOfBenefitPlansLineItems [Line Items]
Obligation	$ 460,939
Variation	$ 43,476
Percent	10.00%